Consolidated Statements of Stockholders' Equity (USD $)	Total	Issued March 31, 2011	Issued April 10, 2011	Issued February 22, 2012	Issued April 24, 2012	Issued March 31, 2013	issued April 7, 2013	Issued April 11, 2013	Common Stock		Common Stock Issued March 31, 2011		Common Stock Issued April 10, 2011		Common Stock Issued February 22, 2012		Common Stock Issued April 24, 2012		Common Stock Issued March 31, 2013		Common Stock issued April 7, 2013		Common Stock Issued April 11, 2013		Equity Additional Paid-in Capital		Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance at Dec. 31, 2010	$ 346,915,916								$ 310,530	[1]															$ 288,698,458	[1]	$ (138,521)	$ 58,045,449
Issuance of common stock	15,268,450								18,750	[1]															15,249,700	[1]
Restricted shares issued		157	456								157	[1]	456	[1]
Net income	18,650,279																											18,650,279
Dividends paid	(9,640,336)																											(9,640,336)
Foreign currency translation	(8,152)																										(8,152)
Share-based compensation plan	841,421																								841,421	[1]
Ending Balance at Dec. 31, 2011	372,028,191								329,893	[1]															304,789,579	[1]	(146,673)	67,055,392
Issuance of common stock	46,849,747								56,250	[1]															46,793,497	[1]
Restricted shares issued				503	300										503	[1]	300	[1]
Net income	30,535,845																											30,535,845
Dividends paid	(2,419,219)																											(2,419,219)
Foreign currency translation	32,166																										32,166
Share-based compensation plan	795,957																								795,957	[1]
Ending Balance at Dec. 31, 2012	447,823,490								386,946	[1]															352,379,033	[1]	(114,507)	95,172,018
Issuance of common stock	231,089,515								165,300	[1]															230,924,215	[1]
Restricted shares issued						600	271	150											600	[1]	271	[1]	150	[1]
Net income	40,983,836																											40,983,836
Foreign currency translation	26,577																										26,577
Share-based compensation plan	727,568																								727,568	[1]
Ending Balance at Dec. 31, 2013	$ 720,652,007								$ 553,267	[1]															$ 584,030,816	[1]	$ (87,930)	$ 136,155,854

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2011 and 2012 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 10 - Common Stock to these consolidated financial statements.